Condensed Consolidated Interim Cash Flow Statements - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating activities
Net profit / (loss) for the period	€ (63,317)	€ (53,637)
Reversal of non-cash consideration relating to revenue	(1,202)	(1,581)
Reversal of share of profit/(loss) of associate	1,515	1,852
Reversal of finance income	(11,773)	(4,620)
Reversal of finance expenses	447	194
Reversal of tax charge	(77)	(70)
Adjustments for:
Share-based payment	14,949	9,435
Depreciation	1,993	1,296
Changes in working capital:
Receivables	797	(5,195)
Prepayments	(2,537)	1,133
Contract liabilities (deferred income)	(515)	(3,829)
Trade payables and other payables	(8,872)	(7,324)
Cash flows generated from / (used in) operations	(68,592)	(62,346)
Finance income received	1,455	1,555
Finance expenses paid	(367)	(57)
Income taxes received / (paid)	718	(13)
Cash flows from / (used in) operating activities	(66,786)	(60,861)
Investing activities
Acquisition of property, plant and equipment	(6,141)	(2,469)
Cash flows from / (used in) investing activities	(6,141)	(2,469)
Financing activities
Payment of finance lease liabilities	(1,117)	(1,188)
Capital increase		511,955
Cost of capital increase		(31,701)
Cash flows from / (used in) financing activities	(1,117)	479,066
Increase / (decrease) in cash and cash equivalents	(74,044)	415,736
Cash and cash equivalents at January 1	598,106	277,862
Effect of exchange rate changes on balances held in foreign currencies	10,319	3,066
Cash and cash equivalents at March 31	534,381	696,664
Bank deposits	216,925	696,664
Short-term marketable securities	317,456
Cash and cash equivalents at March 31	€ 534,381	€ 696,664